Consolidated statements of financial position - AUD ($)	Jun. 30, 2018	Jun. 30, 2017
Current assets
Cash and cash equivalents	$ 5,956,000	$ 14,455,000
Trade and other receivables	2,536,000	4,262,000
Income tax refund due		5,000
Other	768,000	758,000
Total current assets	9,260,000	19,480,000
Non-current assets
Financial assets	4,335,000	22,000
Property, plant and equipment	1,000	490,000
Intangibles	14,579,000	15,918,000
Total non-current assets	18,915,000	16,430,000
Total assets	28,175,000	35,910,000
Current liabilities
Trade and other payables	2,067,000	1,873,000
Provisions	161,000	155,000
Deferred income	138,000	41,000
Contingent consideration	1,521,000	3,315,000
Total current liabilities	3,887,000	5,384,000
Non-Current liabilities
Deferred tax	4,009,000	4,314,000
Provisions		64,000
Trade and other payables		106,000
Contingent consideration	1,037,000	704,000
Total non-current liabilities	5,046,000	5,188,000
Total liabilities	8,933,000	10,572,000
Net assets	19,242,000	25,338,000
Equity
Contributed equity	31,576,000	193,769,000
Other contributed equity	464,000	600,000
Reserves	1,843,000	1,930,000
Accumulated losses	(14,641,000)	(170,961,000)
Equity attributable to the owners of Kazia Therapeutics Limited	19,242,000	25,338,000
Total equity	$ 19,242,000	$ 25,338,000